Related Party Transactions (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Key management compensation:
Executive salaries and remuneration	$ 562	$ 455	$ 490
Severance	0	90	184
Directors fees	33	20	27
Share-based payments	148	101	118
Total key management compensation	743	666	819
Net office, sundry, rent and salary allocations recovered from (incurred to) company(ies) sharing certain common director(s)	5	4	$ 2
Net Balance Receivable Payable
Key management compensation:
Executive salaries and remuneration	118	0
Severance	0	0
Directors fees	0	(2)
Share-based payments	0	0
Total key management compensation	118	(2)
Net office, sundry, rent and salary allocations recovered from (incurred to) company(ies) sharing certain common director(s)	$ 1	$ 1